Net income/(loss) per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net income/(loss) per Share
Summary of computation of basic and diluted net income/(loss) per share

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net income/(loss)	86,504	(134,515)	(80,976)
Less: accretions to preferred shares redemption value	—	—	—
Less: net loss attributable to the non-controlling interest shareholders	(13)	(7,864)	(11,396)
Net income/(loss) attributable to Sound Group Inc.’s ordinary shareholders	86,517	(126,651)	(69,580)

Denominator:
Weighted average number of ordinary shares outstanding, basic	1,036,485,949	1,078,969,851	1,026,725,421
Add:
Share options	852,691	—	—
Restricted shares	1,279,270	—	—
Weighted average number of ordinary shares outstanding, diluted	1,038,617,910	1,078,969,851	1,026,725,421

Basic net income/(loss) per share attributable to Sound Group Inc.’s ordinary shareholders	0.08	(0.12)	(0.07)
Diluted net income/(loss) per share attributable to Sound Group Inc.’s ordinary shareholders	0.08	(0.12)	(0.07)